UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2013 (unaudited)

LK Balanced Fund

Description	Shares/Par	Value
COMMON STOCKS - 63.0%
Consumer Discretionary - 6.8%
Cato, Class A	12,500	$349,750
DIRECTV *	6,500	388,375
Walt Disney	7,000	451,430
Winnebago Industries *	13,000	337,480
		1,527,035
Consumer Staples - 2.1%
Colgate-Palmolive	3,400	201,620
ConAgra Foods	9,000	273,060
		474,680
Energy - 7.4%
Anadarko Petroleum	6,200	576,538
Chesapeake Energy	15,000	388,200
Chevron	4,418	536,787
Peabody Energy	10,000	172,500
		1,674,025
Financials - 10.7%
Berkshire Hathaway, Class A *	2	340,820
Leucadia National	14,400	392,256
Plum Creek Timber- REIT	8,000	374,640
The St. Joe Company *	17,000	333,540
Symetra	21,000	374,220
Texas Pacific Land Trust	6,959	588,245
		2,403,721
Health Care - 7.0%
Forest Laboratories *	10,500	449,295
Pfizer	20,000	574,200
Thermo Fisher Scientific	6,000	552,900
		1,576,395
Industrials - 16.9%
Boeing	4,500	528,750
Chicago Bridge & Iron	12,500	847,125
Costamare	21,025	370,671
GenCorp *	43,000	689,289
Kansas City Southern	5,600	612,416
Lincoln Electric Holdings	11,600	772,792
		3,821,043
Information Technology - 1.6%
Microsoft	11,000	366,410
Materials - 8.6%
Cemex SAB de CV *	37,742	421,951
Compass Minerals International	6,000	457,620
Freeport-McMoRan Copper & Gold	8,228	272,182
Vulcan Materials	9,000	466,290
Yamana Gold	30,000	312,000
		1,930,043
Telecommunication Services - 1.9%
Vodafone Group - ADR	12,000	422,160
Total Common Stocks
(Cost $8,276,212)		14,195,512

CORPORATE BONDS - 23.1%
Consumer Discretionary - 2.4%
McDonald's
1.875%, 05/29/2019	$250,000	247,744
Walt Disney
5.875%, 12/15/2017	250,000	291,968
		539,712
Consumer Staples - 7.7%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	268,513
Campbell Soup
2.500%, 08/02/2022	300,000	273,248
Coca-Cola
7.125%, 08/01/2017	150,000	178,097
Kimberly-Clark
6.875%, 02/15/2014	150,000	153,486
Procter & Gamble
1.800%, 11/15/2015	275,000	282,226
Wal-Mart Stores
3.625%, 07/08/2020	300,000	318,143
William Wrigley Jr. Company
4.650%, 07/15/2015	250,000	262,671
		1,736,384
Energy - 1.3%
ConocoPhillips
6.650%, 07/15/2018	250,000	301,695
Financials - 3.4%
Berkshire Hathaway
1.500%, 01/10/2014	250,000	250,761
1.900%, 01/31/2017	265,000	270,376
John Deere Capital
3.000%, 10/15/2013	250,000	250,059
		771,196
Health Care - 3.4%
Pfizer
4.650%, 03/01/2018	250,000	282,067
Stryker
4.375%, 01/15/2020	200,000	218,723
Wyeth
5.500%, 02/15/2016	250,000	277,809
		778,599
Industrials - 2.2%
Union Pacific Railroad
Series 2004-2
5.214%, 09/30/2014 (a)	250,000	258,796
United Parcel Service
2.450%, 10/01/2022	250,000	234,095
		492,891
Information Technology - 1.6%
Corning
7.530%, 03/01/2023	110,000	129,850
Intel
2.700%, 12/15/2022	250,000	232,649
		362,499
Telecommunication Services - 1.1%
Qwest
7.125%, 11/15/2043	250,000	240,575
Total Corporate Bonds
(Cost $5,093,713)		5,223,551

MUNICIPAL BONDS - 6.4%
Blair, Nebraska Water System
Series C
3.500%, 12/15/2017	200,000	204,388
Colony, Texas Local Development Corporation
Series A
2.594%, 10/01/2020	190,000	181,568
La Vista, Nebraska Economic Development Fund
6.530%, 10/15/2017	200,000	210,026
Lincoln, Nebrasaka Airport Authority
Series C
3.628%, 07/01/2022	350,000	349,153
Omaha, Nebraska Special Tax, Build America Bonds
4.130%, 10/15/2016	220,000	235,671
Ralston, Nebraska
Series A
4.350%, 09/15/2024	260,000	260,179
Total Municipal Bonds
(Cost $1,429,971)		1,440,985

U.S. GOVERNMENT SECURITIES - 4.2%
Federal Home Loan Bank
1.000%, 09/27/2018	350,000	350,423
U.S. Treasury Notes #
2.125%, 01/15/2019	272,003	308,978
1.125%, 01/15/2021	266,963	287,725
Total U.S. Government Securities
(Cost $888,914)		947,126

EXCHANGE TRADED FUNDS - 2.0%
SPDR Barclays Capital High Yield Bond	6,000	239,040
SPDR Gold Trust *	1,575	201,868
Total Exchange Traded Funds
(Cost $363,576)		440,908

SHORT-TERM INVESTMENT - 1.1%
First American Government Obligations, Class Z, 0.01% ^
(Cost $255,380)	255,380	255,380

Total Investments - 99.8%
(Cost $16,307,766)		22,503,462
Other Assets and Liabilities, Net - 0.2%		40,164
Total Net Assets - 100.0%		$22,543,626

*	Non-income producing security.
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of September 30, 2013, the value of this investment was $258,796 or 1.2% of total net assets.

#
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

^	Variable rate security - The rate shown is the rate in effect as of September 30, 2013.
REIT-	Real Estate Investment Trust
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2013:
	Level 1	Level 2	Level 3	Total
Common Stocks	$14,195,512	$-	$-	$14,195,512
Corporate Bonds	-	5,223,551	-	5,223,551
Municipal Bonds	-	1,440,985	-	1,440,985
U.S. Government Securities	-	947,126	-	947,126
Exchange-Traded Funds	440,908	-	-	440,908
Short-Term Investment	255,380	-	-	255,380
Total Investments	$14,891,800	$7,611,662	$-	$22,503,462

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

LK Balanced Fund

Cost of investments	$16,307,766

Gross unrealized appreciation	6,489,681
Gross unrealized depreciation	(293,985)
Net unrealized appreciation	$6,195,696

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.   For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date   November 19, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date   November 19, 2013